INTANGIBLE ASSETS, NET - Impairment and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Amortization expenses	$ 15	$ 5	$ 123
Trade name and brand
INTANGIBLE ASSETS, NET
Impairment loss	$ 0	$ 657	$ 0